summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory
Mobile handsets, parts and accessories	$ 381	$ 328
Costs of goods sold	$ 2,200	$ 2,000